Employee Benefit Plans (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Employee Benefit Plans [Abstract]
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Projected Benefit Obligation	$ 93,101	$ 69,625
Defined Benefit Plan Pension Plans With Projected Benefit Obligations In Excess Of Plan Assets Fair Value Of Plan Assets	$ 41,300	$ 35,888